Travel Suppliers Payable (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Travel Supplier Payables
Travel supplier payables consist of the following

	As of December 31, 2019	As of December 31, 2018
Hotels and other travel service suppliers (1)	179,397	151,393
Airlines	27,557	34,057

	$206,954	$185,450

(1)	Includes $ 140,987 and $ 132,863 as of December 31, 2019 and 2018, respectively, for deferred merchant bookings which will be due after the traveler has checked out.